Borrowings - Pre-Swap Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pre-swap annual contractual obligations of long-term debt outstanding
2020	$ 7,526
2021	9,826
2022	7,175
2023	5,374
2024	6,305
Thereafter	26,000
Total	$ 62,207	$ 43,196